Goodwill and Other Acquired Intangible Assets - Schedule of Definite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Gross Carrying Amount	$ 46,754	$ 46,754
Accumulated Amortization	(31,415)	(26,694)
Net Carrying Amount	15,339	20,060
Core Deposit Intangibles [Member]
Goodwill [Line Items]
Gross Carrying Amount	45,406	45,406
Accumulated Amortization	(30,784)	(26,284)
Net Carrying Amount	14,622	19,122
Customer Relationship Intangible Asset [Member]
Goodwill [Line Items]
Gross Carrying Amount	1,348	1,348
Accumulated Amortization	(631)	(410)
Net Carrying Amount	$ 717	$ 938